Note 4. Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Note 4. Intangible Assets

NOTE 4.   INTANGIBLE ASSETS

Intangible assets consist of the following:

	September 30, 2016			December 31, 2015
		Accumulated			Accumulated
	Cost	Amortization	Balance	Cost	Amortization	Balance

Customer relationships	$1,828,431	$(510,506)	$1,317,925	$706,300	$(120,520)	$585,780
Permits, licenses, and lease acquistion costs	964,591	(76,575)	888,016	304,400	(14,748)	289,652
Noncompete agreements	189,464	(32,132)	157,332	70,000	(7,583)	62,417
Insurance contracts and domain names	331,550	(69,073)	262,477	-	-	-
Proprietary software	280,800	(39,000)	241,800	-	-	-
Bond form library	12,000	(1,667)	10,333	-	-	-
Non-solicitation agreement	28,000	(18,083)	9,917	28,000	(7,584)	20,416

	$3,634,836	$(747,036)	$2,887,800	$1,108,700	$(150,435)	$958,265

Future Amortization

The future amortization associated with the intangible assets is as follows:

	September 30,
	2017	2018	2019	2020	2021	Thereafter	Total

Customer relationships	$612,964	$552,755	$152,206	$-	$-	$-	$1,317,925
Permits, licenses and lease acquisition costs	99,832	82,721	81,165	81,165	81,165	461,968	888,016
Noncompete agreements	37,893	37,893	37,892	33,810	9,844	-	157,332
Insurance contracts	165,775	96,702	-	-	-	-	262,477
Proprietary software	93,600	93,600	54,600	-	-	-	241,800
Bond form library	4,000	4,000	2,333	-	-	-	10,333
Nonsolicitation agreement	9,917						9,917

	$1,023,981	$867,671	$328,196	$114,975	$91,009	$461,968	$2,887,800

The weighted average amortization period, in months, for intangible assets is as follows:

Customer relationships	25
Permits, licenses, and lease acquisition costs	107
Non-compete agreements	50
Insurance contracts and domain names	19
Proprietary software	31
Bond form library	31
Nonsolicitation agreement	9

NOTE 4.   INVESTMENT IN AFFILIATES

Ananda Investments, LLC

On January 2, 2010 the Company acquired a 40% interest in Ananda Investments, LLC, a Texas member managed limited liability company which owns a commercial real estate rental property in Houston, Texas.  The investment was acquired from a controlling stockholder.

On December 31, 2015, the Company transferred its interest in Ananda Investments, LLC ("Ananda") to the former controlling stockholder in full satisfaction of its note payable, and realized a gain on the sale of $78,150.  At the time of the transfer, the book value of the investment was $31,780.  (See Note 5.)

Summary financial results of Ananda for the years ended December 31, 2015 and 2014 are as follows:

	Years Ended
	December 31,
	2015	2014

Rental income	$115,612	$38,400

Net income (loss)	$41,294	$(39,512)

Equity in income (loss) of unconsolidated affiliate	$16,518	$(15,805)

DFH Leyden, LLC

On October 16, 2015 the Company acquired an 8.33% interest in DFH Leyden, LLC ("DFH"), a Florida, LLC whose business is to manage the acquisition, holding, operation, management, financing and sale of residential real estate.  The Company considers its investment to be more than minimal and accounts for the investment using the equity method. The Company's equity contribution was $377,732.

DFH was formed during 2015 and had no operations for the period ended December 31, 2015.

Logic Real Estate Companies, LLC

On December 7, 2015 the Company acquired a 30% interest in Logic Real Estate Companies, LLC ("Logic"), a Delaware limited liability company, whose business is to engage in property management, and in the brokerage and capital market industries.  The Company considers its investment to be more than minimal and accounts for the investment using the equity method.  The Company's equity contribution was $195,000.  Brendan Keating, who was elected to the Company's Board of Directors in 2016, is the Manager of Logic. (See Note 10.)

Logic began operations on August 1, 2015.  Summary financial results of Logic for the period from August 1 (Inception) through December 31, 2015 are as follows:

Logic Real Estate Companies, LLC

Revenue	$501,178

Gross profit	$284,128

Net (loss)	$(258,536)

Equity in income (loss) of unconsolidated affiliate	$(12,674)

TAG SW1, LLC

On December 8, 2015 the Company acquired a 15% interest in TAG SW1, LLC ("TAG"), a Nevada limited liability company, whose business is to invest in retail centers.  At December 31, 2015 TAG had acquired investments in two retail centers located in Las Vegas, Nevada.  The Company considers its investment to be more than minimal and accounts for the investment using the equity method.  The Company's equity contribution was $97,500. An entity controlled by two of the Company's directors is the Manager of TAG.

Summary financial results of TAG for the period from December 8 (inception) through December 31, 2015 are as follows:

Revenue	$-

Gross profit	$-

Net (loss)	$(207)

Equity in income (loss) of unconsolidated affiliate	$(31)

The following table is a reconciliation of the Company's investments in equity affiliates as presented on the consolidated balance sheets:

	2015	2014

Beginning of year	$47,263	$63,068
Additional investments in unconsolidated affiliates	670,232	-
Distributions received	(32,000)	-
Sale of investment in unconsolidated affiliate	(31,780)	-
Equity in net income (loss) of unconsolidated affiliates	3,813	(15,805)

End of year	$657,528	$47,263